Property and equipment - Depreciation charge (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Depreciation charge	¥ 135,975	¥ 138,531	¥ 127,386
Cost of revenue
Property and equipment
Depreciation charge	3,633	2,978
Research and development expenses
Property and equipment
Depreciation charge	11,182	9,659
Selling and marketing expenses
Property and equipment
Depreciation charge	4,525	3,035
General and administrative expenses
Property and equipment
Depreciation charge	¥ 116,635	¥ 122,859